NOTES PAYABLE AND CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2023
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Summary of notes payable

	2023	2022
Term loan payable maturing in November 30, 2026, bearing interest at 10.00 percent per annum	$49,375,000	$50,000,000
Convertible Debentures	16,006,084	16,006,084
Other	434,410	442,222
Total Notes Payable	65,815,494	66,448,306
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(1,752,570)	(3,789,358)
Net Amount	$64,062,924	$62,658,948
Less Current Portion of Notes Payable	(7,550,324)	(40,237)
Notes Payable, Net of Current Portion	$56,512,600	$62,618,711

Schedule of maturities of notes payable

Principal
December 31:	Payments
2024	$7,554,233
2025	7,557,658
2026	34,436,308
2027	16,267,295
2028	—
Thereafter	—
Total Future Minimum Principal Payments	$65,815,494